Supplemental Disclosure of Cash Flow Information (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Supplemental Disclosure of Cash Flow Information [Abstract]
Cash paid during the year for interest	$ 66,513	$ 59,170	$ 10,825
Cash paid during the year for income taxes	2,910	4,375	4,750
Fair value of restricted stock units assumed in connection with acquisition	$ 0	$ 0	$ 2,275